Basic and Diluted Net Income Per Share (Tables)	9 Months Ended
Jul. 29, 2011
Basic and Diluted Net Income Per Share [Abstract]
Computation of Basic and Diluted Net Income Per Share
The following table sets forth the computation of basic and diluted net income per share:

	Quarter Ended		Nine Months Ended
	July 29,	July 30,	July 29,	July 30,
In thousands except per share data	2011	2010	2011	2010
Numerator:
Income from continuing operations	$171,805	$118,503	$436,009	$315,161
Income from discontinued operations	1,300	-	1,300	-
Net income	$173,105	$118,503	$437,309	$315,161

Denominator:
Denominator for basic net income per share -
Weighted average shares	105,204	103,333	104,803	103,084
Effect of dilutive securities:
Stock options, restricted stock units and
performance shares	1,531	1,631	1,672	1,648
Denominator for diluted net income per share -
Adjusted weighted average shares and
assumed conversions	106,735	104,964	106,475	104,732

Basic earnings per share:
Continuing operations	$1.63	$1.15	$4.16	$3.06
Discontinued operations	0.01	-	0.01	-
Net income	$1.64	$1.15	$4.17	$3.06

Diluted earnings per share:
Continuing operations	$1.61	$1.13	$4.09	$3.01
Discontinued operations	0.01	-	0.01	-
Net income	$1.62	$1.13	$4.10	$3.01